Share-based Payments	12 Months Ended
Dec. 31, 2015
Share-based Payments
Share-based Payments

27. Share-based Payments

(a) Stock incentive plan

        In March 2011, the Company adopted the Vipshop Holdings Limited 2011 Stock Incentive Plan (the "2011 Plan"), which provide up to an aggregate of 7,350,000 Class A ordinary shares of the Company as stock based compensation to employees, directors, officers and consultants and other eligible personal of the Group.

        In 2012, the Company adopted the 2012 Stock Incentive Plan (the "2012 Plan"), which provide up to an aggregate of 9,000,000 Class A ordinary shares of the Company, and the maximum aggregate number of shares that may be issued per calendar year is 1,500,000 from 2012 until the termination of the 2012 Plan.

        In July 2014, the Company adopted the 2014 Stock Incentive Plan (the "2014 Plan"), whose the maximum aggregate number of ordinary shares may be issued under the 2014 Plan is (i) 5,366,998 Class A ordinary shares, and (ii) an automatic increase on January 1 of each year after the effective date of the 2014 Plan by that number of shares representing 1.5% of the Company's then total issued and outstanding share capital as of December 31 of the preceding year, or such less number as determined by the board of directors.

        During the years ended December 31, 2013, 2014 and 2015, a total of 450,569, nil and nil share options were granted to executive officers, employees and a non-employee of the Group under the 2011 and 2012 Plan, respectively.

Grant date	Exercise Price per share	Number of options	Vesting period
	RMB
March 18, 2011	0.5	1,470,000	36% of the shares shall vest at the first anniversary of the grant date, and 1/36th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	183,750	29% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	735,000	37.5% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	735,000	56% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 18, 2011	0.5	367,500	33% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 28, 2011	0.5	945,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
July 10, 2011	0.5	50,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
August 30, 2011	2.52	819,638	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
November 30, 2011	2.52	551,250	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
November 30, 2011	2.50	1,310,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
February 1, 2012	2.52	204,910	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
April 16, 2012	2.50	553,138	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
January 1, 2013	0.50	400,000	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter
March 22, 2013	2.50	50,569	25% of the shares shall vest at the first anniversary of the grant date, and 1/48th of the total shares shall vest at the end of each month thereafter

        The expiration dates of the above options were 10 years from grant date, vesting is subject to the continuous services of the option holders to the Group, and post-termination exercise period was nine months. During any authorized leave of absence, the vesting of the option shall be suspended after the leave of absence exceeds a period of 90 days. Vesting of the option shall resume upon the option holders' return to service to the Group. The vesting schedule shall be extended by the length of the suspension.

        In the event of termination of the option holders' continuous service for cause, the option holders' right to exercise the option shall terminate concurrently, except otherwise determined by the plan administrator, and the Company shall have the rights to repurchase all vested options purchased by the option holders at a discount price determined by the plan administrator. The stock option holders have waived any voting rights with regard to the shares and granted a power of attorney to the Board of Directors of the Company to exercise voting rights with respect to the shares.

        The Company uses the Binomial model to determine the estimated fair value for each option granted below with the assistance of an independent valuation firm. The Group estimates that the forfeiture rate for key management and employees will be nil and 12% in 2013, nil and 13% in both 2014 and 2015.

        The assumptions used in determining the fair value of the share options on the grant date were as follows:

Assumptions	2012	2013
Expected dividend yield	0%	0%
Risk-free interest rate	2.54% ~ 3.00%	3.19% ~ 3.30%
Expected volatility	51.33% ~ 53.12%	24.09% ~ 34.77%
Expected life	10 years	10 years
Exercise multiples	2.2 to 2.8 times	2.2 to 2.8 times
Weighted average fair value of underlying ordinary shares	8.36	8.88

Notes:

(1)	Expected dividend yield: The expected dividend yield was estimated by the Company based on its dividend policy over the expected life of the options.
(2)

Risk-free interest rate:

Risk-free interest rate was estimated based on the fair market yields of China International Government Bond as of the valuation dates with a maturity period close to the expected life of the options.

(3)

Expected volatility:

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected maturity period of the options.

(4)	Expected life: As the Company did not have sufficient historical share option exercise experience, it estimated the expected life based on the term according to the option agreement.
(5)

Exercise multiples:

The expected exercise multiple is the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it estimated the exercise multiples based on researches conducted by Huddart and Lang (1995).

(6)

Fair value of underlying ordinary shares:

After the Company's initial public offering in March 2012, the fair values of ordinary shares were determined based on actual quoted prices (unadjusted) in the market.

        For the years ended December 31, 2013, 2014 and 2015, the share option movements were as follows:

	Options outstanding	Weighted average exercise price per share	Weighted average remaining contractual life per share	Weighted average fair value at grant date	Weighted average intrinsic value per option	Aggregate intrinsic value
		US$		US$	US$	US$
As of January 1, 2013	7,402,842	1.16		4.13		57,439,086
Granted	450,569	0.72		8.88		18,525,384
Exercised	(1,905,026)	1.18		3.95		77,465,467
Forfeited	(507,625)	0.84		3.09

Outstanding as of December 31, 2013	5,440,760	1.18	1.37 years	6.31	40.66	221,196,775
Exercised	(1,883,977)	0.95	0.38 years	3.38	96.75	182,277,923
Forfeited	(151,874)	2.52	1.19 years	5.21

Outstanding as of December 31, 2014	3,404,909	1.26	0.69 years		96.44	328,383,350

Exercised	(956,587)	1.04	0.03 years	3.07	75.31	72,038,452
Forfeited	(11,451)	2.29	0.09 years	2.29	74.06	848,073
Outstanding as of December 31, 2015	2,436,871	1.33	0.19 years

Non vested as of December 31, 2015	511,863			3.58
Options vested and expected to vest as of December 31, 2015	2,432,545	1.33	0.19 years			182,482,520
Exercisable as of December 31, 2015	1,911,057	1.51	0.17 years			143,031,421

        For the years ended December 31, 2013, 2014 and 2015, the Group recognized share based payment expenses of RMB51,277, RMB34,934 and RMB23,366 in connection with the share options granted to employees, respectively. The total fair value of shares vested during 2014 and 2015 was RMB35,226 and RMB24,603 respectively.

        As of December 31, 2015, there was RMB6,909 unrecognized compensation cost related to unvested share options granted to executive and employees of the Group. The unvested share options expense relating to the stock options of the Group is expected to be recognized over a weighted average period of 1.02 years on a straight-line basis schedule as of December 31, 2015.

Option modification

        In July 2012, the Board of Directors approved an option modification to reduce the exercise price of 819,638 options from US$2.52 to US$ 0.50 per ordinary shares. All other terms of the share options granted under the 2011 stock option plan remain unchanged. The modification resulted in incremental compensation cost of RMB7,177, of which RMB1,468, RMB1,465 and RMB1,011 was recorded during the years ended December 31, 2013, 2014 and 2015 respectively.

        The fair value of the options immediately before and after the aforementioned modification is estimated on that date using the Black Scholes option pricing model with the assumptions noted below. The basis of the assumptions used is similar to those explained in this note above.

	Before Modification	After Modification
Expected dividend yield	0%	0%
Risk-free interest rate	3.00%	3.00%
Expected volatility	42.55%	42.55%
Expected life	4.5 years	4.5 years
Exercise multiples	2.2 times	2.2 times
Fair value of underlying ordinary shares	2.78	2.78
Exercise price	2.52	0.50

(b) Non-vested shares

        During 2013, 2014 and 2015, a total of 1,483,600, 1,932,680 and 951,684 non-vested shares were granted to executive officers, employees, members of Audit Committee and consultants of the Group under the 2012 and 2014 Plan, respectively.

Grant date	Number of options	Fair value on grant date
		US$
June 1, 2012	367,500	2.76
September 30, 2012	340,000	3.75
October 1, 2012	34,000	3.70
January 1, 2013	546,000	8.92
January 1, 2013	15,000	8.92
March 22, 2013	10,000	14.31
April 1, 2013	471,000	14.93
April 1, 2013	5,000	14.93
April 1, 2013	25,000	14.93
September 30, 2013	407,000	21.21
September 30, 2013	4,600	21.21
January 1, 2014	200,000	41.84
January 1, 2014	360,000	41.84
January 1, 2014	120,000	41.84
January 20, 2014	338,100	50.02
March 1, 2014	175,340	65.66
March 1, 2014	62,690	65.66
April 1, 2014	117,500	79.83
April 1, 2014	66,000	79.83
May 1, 2014	101,000	74.28
June 1, 2014	53,700	81.33
July 1, 2014	85,600	97.80
August 1, 2014	50,800	103.97
September 1, 2014	9,600	98.32
October 1, 2014	91,000	91.69
November 1, 2014	67,000	114.65
December 1, 2014	34,350	114.30
January 1, 2015	31,350	97.70
February 1, 2015	29,070	111.95
March 1, 2015	220,970	122.25
April 1, 2015	35,342	146.55
May 1, 2015	32,080	139.85
June 1, 2015	18,696	121.50
July 1, 2015	40,500	110.95
August 1, 2015	50,689	100.05
September 1, 2015	24,250	86.65
October 1, 2015	34,188	84.55
November 1, 2015	387,549	103.45
December 1, 2015	47,000	81.20

        Most of the non-vested shares granted have a vesting period of four years of employment services with the first one-fourth vesting on the first anniversary from grant date, and the remaining three fourth vesting on a monthly basis over a three-year period ending on the fourth anniversary of the grant date. The non-vested shares are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non-vested shares. In the event a non-vested shareholder's employment for the Company is terminated for any reason prior to the fourth anniversary of the grant date, the holder's right to the non-vested shares will terminate effectively. The outstanding non-vested shares shall be forfeited and automatically transferred to and reacquired by the Company at nil consideration.

        For the years ended December 31, 2014 and 2015, the non-vested shares movement was as follows:

Non-vested shares outstanding
Outstanding as of January 1, 2014	1,749,035
Granted	1,932,680
Vested	(988,723)
Forfeited	(244,213)
Outstanding as of December 31, 2014	2,448,779
Granted	951,684
Vested	(1,100,619)
Forfeited	(205,135)
Outstanding as of December 31, 2015	2,094,709

        The Group recognized compensation expense over the four year service period on a straight line basis, and applied a forfeiture rate of nil and 12% in 2013, nil and 13% in both 2014 and 2015 for non-vested shares granted to key management and employees, respectively. The aggregate fair value of the restricted shares at grant dates was RMB131,391, RMB900,361 and RMB657,794 during 2013, 2014 and 2015 respectively. The fair values of non-vested shares are measured at the respective fair values of the Company's ordinary shares on the grant-dates. For the years ended December 31, 2013, 2014 and 2015, the Group recognized share based payment expenses of RMB25,228, RMB190,560 and RMB279,574 in connection with the non-vested shares granted to employees, respectively.

        As of December 31, 2015 there was RMB913,996 unrecognized compensation cost related to non-vested shares which is expected to be recognized over a weighted average vesting period of 2.97 years. The weighted average granted fair value per share of non-vested shares granted during the years ended December 31, 2013, 2014 and 2015 was US$13.15 (RMB79.61), US$63.31 (RMB392.81) and US$109.00 (RMB706.08) respectively.

(c) Share-based compensation expenses

        For the years ended December 31, 2013, 2014 and 2015, share-based compensation expenses have been included in the following balances on the consolidated statements of income and comprehensive income:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Fulfillment expenses	(4,432)	(10,822)	(18,665)
Marketing expenses	(2,342)	(17,293)	(19,938)
Technology and content expenses	(20,117)	(103,160)	(126,274)
General and administrative expenses	(49,614)	(94,219)	(138,064)

	(76,505)	(225,494)	(302,941)